INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Benefit (provision) for income taxes consists of:

	Year Ended December 31
	2016	2015	2014
Current income taxes benefit (provision)	$95,870	$240,806	$49,981
Deferred income taxes benefit (provision)	-	(228,828)	(407,707)
Total benefit (provision) for income taxes	95,870	11,978	(357,726)
Less: provision for income tax expenses from discontinued operations	(844)	-	-
Benefit (provision) for income taxes from continuing operations	$95,026	$11,978	$(357,726)